SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Schedule of assumptions on the date of valuation utilizing the Black Scholes option pricing model for fair value of each option

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	2.03%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%